Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                                 June 17, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:      AllianceBernstein Cap Fund, Inc.
                    -AllianceBernstein Emerging Markets Multi-Asset Portfolio File Nos. 2-29901 and 811-1716
                    ---------------------------------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 97 under the Securities Act of 1933 and Amendment No. 76 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Emerging Markets Multi-Asset Portfolio. We are filing three prospectuses: one to register Class A, Class C and Advisor Class shares; one to register Class A, Class R, Class K and Class I shares; and the third to register Class 1 and Class 2 shares. The three prospectuses are substantively the same except for the fact that shares of different classes are offered via different distribution channels.

            Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.


                                                     Sincerely,

                                                     /s/ Young Seo
                                                     -----------------
                                                         Young Seo

Attachment
cc:  Kathleen K. Clarke






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